Commitments and contingencies	12 Months Ended
Mar. 31, 2021
Commitments and contingencies
Commitments and contingencies

24.         Commitments and contingencies

Commitments

In September 2014, the Group agreed to purchase up to 200 Boeing 737-8200 aircraft (100 firm orders and 100 subject to option) from The Boeing Company over a five year period originally due to commence in fiscal year 2020 (the “2014 Boeing Contract”). This agreement was approved at an EGM of Ryanair Holdings plc on November 28, 2014. Subsequently, the Group agreed to purchase an additional 10 Boeing 737-8200 aircraft bringing the total number of Boeing 737-8200 aircraft on order to 210 (assuming all options are exercised). In April 2018, the Company announced that it had converted 25 Boeing 737-8200 options into firm orders bringing the Company’s firm order to 135 Boeing 737-8200s with a further 75 options remaining. In December 2020, shortly after the FAA's ungrounding of the Boeing 737-MAX aircraft in the U.S., the Company announced that it had converted its remaining 75 Boeing 737-8200 options into firm orders bringing the Company’s firm order to 210 Boeing 737-8200 aircraft. Following certification of the Boeing 737-8200 by the FAA in late March 2021, and EASA in early April 2021, the Group took delivery of its first Boeing 737-8200 in June 2021. Deliveries are expected to continue until December 2024.

The table below reflects the future purchase obligations for firm aircraft purchases under the existing 2014 Boeing Contract, and are calculated by multiplying the number of firm aircraft the Company is obligated to purchase under its agreement with Boeing during the relevant period by the standard list price of approximately U.S. $102.5m for each aircraft (net of basic credits and reflective of price escalation over the originally scheduled delivery timeframe, and taking account of advance payments paid in prior fiscal years) pursuant to the relevant contract, with the dollar-denominated obligations being converted into euro at an exchange rate of $1.1725 = €1.00 (based on the European Central Bank Rate on March 31, 2021). The Company is eligible for further customer specific credits (reflective, inter alia, of its longstanding partnership with Boeing, its launch customer status for the Boeing 737-8200 aircraft, its commitment to purchase 210 Boeing 737-8200 aircraft under the 2014 Boeing Contract  and the delayed commencement of aircraft deliveries) which will reduce the average amount payable per aircraft.

Under the terms of the 2014 Boeing Contract, the Company is required to make periodic advance payments of the purchase price for aircraft it has agreed to purchase over the two-year period preceding the scheduled delivery of aircraft with the balance of the purchase price being due at the time of delivery. Purchase obligations detailed below are based on an agreed delivery schedule as of March 31, 2021.

	Obligations Due by Period
Purchase Obligations	Total	< 1 year	1-2 years	2-5 years	After 5 years
	€M	€M	€M	€M	€M
2014 Boeing Contract	7,752	1,801	5,063	888	—

Finance leases

The Company financed 30 Boeing 737 aircraft delivered between March 2005 and March 2014 with 13-year euro-denominated Japanese Operating Leases with Call Options (“JOLCOs”). These structures were accounted for as finance leases and are initially recorded at fair value in the Company’s balance sheet. Under each of these contracts, Ryanair had a call option to purchase the aircraft at a pre-determined price ahead of maturity. Ryanair exercised these options, the last 10 of which were purchased during fiscal year 2021.

The following table sets out the total future minimum payments of leasing the remaining nil aircraft (2020: 10 aircraft; 2019: 12 aircraft) under JOLCOs at March 31, 2021, 2020 and 2019, respectively:

	At March 31,
	2021		2020		2019
		Present		Present		Present
		value of		value of		value of
	Minimum	Minimum	Minimum	Minimum	Minimum	Minimum
	payments	payments	payments	payments	payments	payments
	€M	€M	€M	€M	€M	€M
Due within one year	—	—	178.9	172.1	21.4	20.9
Due between two and five years	—	—	—	—	178.7	165.5
Due after five years	—	—	—	—	—	—
Total minimum lease payments	—	—	178.9	172.1	200.1	186.4
Less amounts allocated to future financing costs	—	—	—	—	(0.7)	(0.6)
Present value of minimum lease payments	—	—	178.9	172.1	199.4	185.8

Commitments resulting from the use of derivative financial instruments by the Company are described in note 13 to the consolidated financial statements.

Contingencies

The Company is engaged in litigation arising in the ordinary course of its business. Although no assurance can be given as to the outcome of any current or pending litigation, management does not believe that any such litigation will, individually or in the aggregate, have a material adverse effect on the results of operations or financial condition of the Company, except as described below.

Since 2002, the European Commission has examined the agreements between Ryanair and various airports to establish whether they constituted illegal state aid. In many cases, the European Commission has concluded that the agreements did not constitute state aid. In other cases, Ryanair has successfully challenged the EU commission finding that there was state aid.  In July and October 2014, the European Commission announced findings of state aid to Ryanair in its arrangements with Pau, Nimes, Angouleme, Altenburg and Zweibrücken airports, ordering Ryanair to repay a total of approximately €10m of alleged aid.  In July and November 2016, the European Commission announced findings of state aid to Ryanair in its arrangements with Cagliari and Klagenfurt respectively, ordering Ryanair to repay approximately €13m of alleged aid. Ryanair appealed the seven “aid” decisions to the EU General Court. In late 2018, the General Court upheld the Commission’s findings regarding Ryanair’s arrangements with Pau, Nimes, Angouleme and Altenburg airports, and overturned the Commission’s finding regarding Ryanair’s arrangement with Zweibrücken airport.  Ryanair appealed these four negative findings to the European Court of Justice. In December 2019, Ryanair discontinued the appeals to the European Court of Justice of these four negative findings as the Court had refused to grant an oral hearing in any of the cases. The appeal proceedings before the General Court regarding Ryanair’s arrangements with Cagliari and Klagenfurt airports are expected to take approximately two years. In August 2019, the European Commission announced findings of state aid to Ryanair in its arrangements with Montpellier airport, ordering Ryanair to repay a total of approximately €9m of alleged aid. Ryanair appealed the Montpellier “aid” decision in Feb 2021.

Ryanair is facing similar legal challenges with respect to agreements with certain other airports, notably Paris (Beauvais), La Rochelle, Carcassonne, Girona, Reus, Târgu Mureș, Beziers and Frankfurt (Hahn). These investigations are ongoing, and Ryanair expects that they will conclude in 2020, with any European Commission decisions appealable to the EU General Court.

Ryanair is also facing an allegation that it has benefited from unlawful state aid in a German court case in relation to its arrangements with Frankfurt (Hahn).

Adverse rulings in the above or similar cases could be used as precedents by competitors to challenge Ryanair’s agreements with other publicly-owned airports and could cause Ryanair to strongly reconsider its growth strategy in relation to public or state-owned airports across Europe. This could in turn lead to a scaling back of Ryanair’s growth strategy due to the smaller number of privately owned airports available for development. No assurance can be given as to the outcome of these proceedings, nor as to whether any unfavorable outcomes may, individually or in the aggregate, have a material adverse effect on the results of operations or financial condition of the Company.